Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation plan [Abstract]
Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Modified Award Options and Original Options on Grant Date
Options	Modified Options	Original Options
Risk-free interest rate	0.78%	0.12%
Expected life	2.58 years	0.58 year
Assumed volatility	50.49%	23.89%
Expected dividends	1.38%	1.38%
Fair value on grant date	$26.89	$26.48

Summary of Options under Plan and Changes in Period
	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2013	1,969,608	$12.57
Exercised	(350,673)	9.48
Forfeited	-	-
Outstanding as of December 31, 2014	1,618,935	$13.24

Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable
	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

$ 5.00	57,371	$5.00	1.15	$1,228	57,371	$5.00	1.15	$1,228
$11.00 - $18.34	1,237,986	11.00	1.69	19,061	1,237,986	11.00	1.69	19,061
$20.50 - $29.30	307,271	22.41	0.80	1,307	307,271	22.41	0.80	1,307
$32.54- $40.2	16,307	38.80	0.78	-	16,307	38.80	0.78	-
Total	1,618,935	$13.24	1.49	$21,596	1,618,935	$13.24	1.49	$21,596

Summary of Status of Company's Nonvested Shares as of Changes
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2013	851,825	$33.58
Granted	726,157	34.76
Vested	(582,319)	32.72
Forfeited	(59,950)	34.94
Non-vested as of December 31, 2014	935,713	$34.95